Shareholder Report, Holdings (Details) - Fidelity Commodity Strategy Central Fund	Jan. 31, 2026
MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	31.80%
MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	27.00%
DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	68.10%
DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	51.20%
AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	31.00%
AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	23.30%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	45.70%